Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 2,905,712
Cost incurred for dry docking	12,579	$ 22,283	$ 13,944
Ending balance	3,329,523	2,905,712
Dry-docking Activity
Property, Plant and Equipment [Roll Forward]
Beginning balance	39,144	33,538	33,916
Cost incurred for dry docking	15,259	22,283	13,944
Write-downs and sales of vessels	(2,448)	(2,782)	(2,886)
Dry-dock amortization	(11,590)	(13,895)	(11,436)
Ending balance	$ 40,365	$ 39,144	$ 33,538